Employee Retirement and Profit Sharing Plans - Schedule of Information Regarding Participation in Multiemployer Pension Plans (Detail) (Western Conference Of Teamsters Pension Plan [Member])	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Western Conference Of Teamsters Pension Plan [Member]
Multiemployer Plans [Line Items]
Employer identification number	916145047	[1]
Pension plan number	001	[1]
PPA Zone status	Green	[1]	Green	[1]
FIP/RP status pending/ implemented	NA	[1]
Extended amortization provisions	false	[1]
Expiration date of associated collective- bargaining agreement	Mar. 01, 2015	[1]
Expiration date of associated collective- bargaining agreement	Jan. 28, 2017	[1]

[1]	We are party to one collective bargaining agreement in this multiemployer Western Conference of Teamsters Pension Plan which requires contributions. We are also party to two other collective bargaining agreements whose defined contribution plans are 401(k) plans that require matching contributions. These agreements cover a large number of employee participants and expire on various dates between 2012 and 2016.